Capital Structure, Warrants (Details) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares shares
Warrants [Abstract]
Shares to be issued upon exercise of remaining warrants (in shares)	296,763
Class D Warrants [Member]
Warrants [Abstract]
Number of warrants outstanding (in shares)	4,368,750
Warrant exercise price (in dollars per share) | $ / shares	$ 13.79
Shares to be issued upon exercise of remaining warrants (in shares)	27,304
Class E Warrants [Member]
Warrants [Abstract]
Number of warrants outstanding (in shares)	2,694,599
Issuance of common stock (in shares)	180,000
Warrant exercise price (in dollars per share) | $ / shares	$ 4.79
Proceeds from exercise of warrants | $	$ 885
Shares to be issued upon exercise of remaining warrants (in shares)	269,459